INCOME TAXES - Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax provision
Federal	$ 0	$ 36,000	$ 0
State	1,000	1,000	1,000
Total current tax provision	1,000	37,000	1,000
Deferred tax provision
Federal	1,000	(492,000)	43,000
State	2,000	(571,000)	107,000
Total deferred tax provision	3,000	(1,063,000)	150,000
Income tax expense (benefit)	$ 4,000.0	$ (1,026,000)	$ 151,000